Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash and bank accounts	$ 5,071	$ 9,292
Fixed-income securities and other cash equivalents	997	4,449
Consolidated cash and cash equivalents	$ 6,068	$ 13,741	$ 11,616	$ 15,322